Supplement dated January 2, 2024
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the
Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn European Fund	5/1/2023
Columbia Acorn Fund	5/1/2023
Columbia Acorn International	5/1/2023
Columbia Acorn International Select	5/1/2023
Columbia Thermostat Fund	5/1/2023
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2023
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2023
Columbia Convertible Securities Fund	7/1/2023
Columbia Large Cap Enhanced Core Fund	7/1/2023
Columbia Large Cap Growth Opportunity Fund	7/1/2023
Columbia Large Cap Index Fund	7/1/2023
Columbia Mid Cap Index Fund	7/1/2023
Columbia Overseas Value Fund	7/1/2023
Columbia Select Large Cap Equity Fund	7/1/2023
Columbia Select Mid Cap Value Fund	7/1/2023
Columbia Short Duration Municipal Bond Fund	9/1/2023
Columbia Short Term Bond Fund	8/1/2023
Columbia Small Cap Index Fund	7/1/2023
Columbia Small Cap Value Fund II	7/1/2023
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2023
Columbia Bond Fund	9/1/2023
Columbia Corporate Income Fund	9/1/2023
Columbia Dividend Income Fund	10/1/2023
Columbia High Yield Municipal Fund	10/1/2023
Columbia Intermediate Duration Municipal Bond Fund	3/1/2023
Columbia Large Cap Growth Fund (Class A, Adv, C, Inst, Inst2, Inst3, and R)	12/1/2023
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2023
Columbia Multi Strategy Alternatives Fund	10/1/2023
Columbia New York Intermediate Municipal Bond Fund	3/1/2023
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2023
Columbia Real Estate Equity Fund	4/27/2023
Columbia Select Large Cap Growth Fund	8/1/2023
Columbia Small Cap Value Fund I	9/1/2023
Columbia Strategic California Municipal Income Fund	3/1/2023
Columbia Strategic New York Municipal Income Fund	3/1/2023
Columbia Tax-Exempt Fund	12/1/2023
Columbia Total Return Bond Fund	9/1/2023
Columbia U.S. Treasury Index Fund	9/1/2023
Columbia Ultra Short Term Bond Fund	12/1/2023
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Conservative Portfolio	6/1/2023
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Fund	Prospectus Dated
Columbia Capital Allocation Moderate Portfolio	6/1/2023
Columbia Commodity Strategy Fund	10/1/2023
Columbia Disciplined Core Fund	12/1/2023
Columbia Disciplined Growth Fund	12/1/2023
Columbia Disciplined Value Fund	12/1/2023
Columbia Dividend Opportunity Fund	10/1/2023
Columbia Flexible Capital Income Fund	10/1/2023
Columbia Floating Rate Fund	12/1/2023
Columbia Global Opportunities Fund	12/1/2023
Columbia Global Value Fund	7/1/2023
Columbia Government Money Market Fund	12/1/2023
Columbia High Yield Bond Fund	10/1/2023
Columbia Income Builder Fund	6/1/2023
Columbia Income Opportunities Fund	12/1/2023
Columbia Large Cap Value Fund	10/1/2023
Columbia Limited Duration Credit Fund	12/1/2023
Columbia Minnesota Tax-Exempt Fund	12/1/2023
Columbia Mortgage Opportunities Fund	10/1/2023
Columbia Overseas Core Fund	7/1/2023
Columbia Quality Income Fund	10/1/2023
Columbia Select Global Equity Fund	3/1/2023
Columbia Select Large Cap Value Fund	10/1/2023
Columbia Select Small Cap Value Fund	10/1/2023
Columbia Seligman Global Technology Fund	3/1/2023
Columbia Seligman Technology and Information Fund	10/1/2023
Columbia Strategic Municipal Income Fund	12/1/2023
Effectively immediately, all references to Class V shares are hereby deleted from "Choosing a Share Class" and "Buying, Selling and Exchanging Shares" sections of each Fund's prospectus.
Also, effective immediately, Columbia Government Money Market Fund Class Inst2 shares are available for purchases and the footnote (a) for the Share Class Features table in the Choosing a Share Class - Share Class Features section of each Fund's prospectus is hereby superseded and replaced with the following:
(a) For Columbia Government Money Market Fund, new investments must be made in Class A, Class Inst, Class Inst2, or Class Inst3 shares, subject to eligibility.
For each Fund Effective immediately, the following information in the section "Appendix A: Financial Intermediary - Specific Reductions/Waivers of Sales Charges" regarding Edward D. Jones & Co., L.P., Merrill Lynch Pierce, Fenner & Smith Incorporated and Stifel Financial Corp. is hereby replaced with the following:
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

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Breakpoints
■	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
■	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■	Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■	Shares purchased in an Edward Jones fee-based program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■	Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following:
■	The redemption and repurchase occur in the same account.
■	The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
■	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

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■	Purchases of Class 529 shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■	The death or disability of the shareholder.
■	Systematic withdrawals with up to 10% per year of the account value.
■	Return of excess contributions from an Individual Retirement Account (IRA).
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■	Shares exchanged in an Edward Jones fee-based program.
■	Shares acquired through NAV reinstatement.
■	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■	Initial purchase minimum: $250
■	Subsequent purchase minimum: none
Minimum Balances
■	Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■	A fee-based account held on an Edward Jones platform.
■	A 529 account held on an Edward Jones platform.
■	An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-End Load Waivers Available at Merrill
■	Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■	Shares purchased through a Merrill investment advisory program.

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■	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■	Shares purchased through the Merrill Edge Self-Directed platform.
■	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■	Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■	Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■	Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3)).
■	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■	Shares sold due to return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■	Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■	Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■	Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holding of mutual fund family assets held in accounts in their Merrill Household.
■	Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective January 2, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

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Rights of accumulation
■	Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of all assets in all classes of shares of Columbia Funds held by accounts within the purchaser’s household at Stifel. Eligible Columbia Fund assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■	Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■	Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■	Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, shares redeemed through a Systematic Withdrawal Plan are not eligible for rights of reinstatement.
■	Shares from rollovers into Stifel from retirement plans to IRAs.
■	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■	Purchases of Class 529-A shares through a rollover from another 529 plan.
■	Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	All other sales charge waivers and reductions described elsewhere in this prospectus or the Fund’s SAI still apply.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■	Shares acquired through a right of reinstatement.
■	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■	Shares exchanged or sold in a Stifel fee-based program.
■	All other sales charge waivers and reductions described elsewhere in this prospectus or the Fund’s SAI still apply.
Share Class Conversions in Advisory Accounts
■	Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

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